UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

[USAA
EAGLE
LOGO (R)]


                                 USAA VALUE Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2008

                                                                      (FORM N-Q)

48493-0608                                   (C)2008, USAA. All rights reserved.

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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (97.4%)

               CONSUMER DISCRETIONARY (12.3%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
       81,200  Hanesbrands, Inc.  *(a)                           $         2,844
                                                                 ---------------
               APPAREL RETAIL (0.6%)
       89,800  Men's Wearhouse, Inc.                                       2,392
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (1.2%)
      115,100  American Axle & Manufacturing Holdings, Inc.  (a)           2,318
       88,100  Lear Corp.  *                                               2,517
                                                                 ---------------
                                                                           4,835
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
       57,400  Winnebago Industries, Inc.  (a)                               924
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.5%)
       57,700  Advance Auto Parts, Inc.                                    2,001
                                                                 ---------------
               FOOTWEAR (0.5%)
       69,700  Wolverine World Wide, Inc.                                  2,003
                                                                 ---------------
               GENERAL MERCHANDISE STORES (1.3%)
      243,700  Family Dollar Stores, Inc.                                  5,215
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.0%)
       76,700  Home Depot, Inc.                                            2,209
       33,900  Sherwin-Williams Co.                                        1,875
                                                                 ---------------
                                                                           4,084
                                                                 ---------------
               HOMEFURNISHING RETAIL (0.2%)
       31,300  Aaron Rents, Inc. "B"                                         779
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (2.2%)
      160,200  Carnival Corp.                                              6,435
       86,200  Royal Caribbean Cruises Ltd.  (a)                           2,750
                                                                 ---------------
                                                                           9,185
                                                                 ---------------
               HOUSEHOLD APPLIANCES (2.0%)
      170,600  Stanley Works                                               8,230
                                                                 ---------------
               LEISURE PRODUCTS (0.5%)
       81,400  Brunswick Corp.                                             1,358
       64,400  Marinemax, Inc.  *(a)                                         734
                                                                 ---------------
                                                                           2,092
                                                                 ---------------
               PUBLISHING (0.7%)
       92,200  Idearc, Inc.                                                  304
      176,900  Valassis Communications, Inc.  *                            2,512
                                                                 ---------------
                                                                           2,816
                                                                 ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       86,200  Service Corp. International                                   958
                                                                 ---------------
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               SPECIALTY STORES (0.5%)
      150,100  Office Depot, Inc.  *                              $        1,903
                                                                 ---------------
               Total Consumer Discretionary                               50,261
                                                                 ---------------

               CONSUMER STAPLES (8.8%)
               -----------------------
               PACKAGED FOODS & MEAT (0.9%)
      117,236  Kraft Foods, Inc. "A"                                       3,708
                                                                 ---------------
               TOBACCO (7.9%)
      137,900  Altria Group, Inc.                                          2,758
      114,000  Imperial Tobacco Group plc ADR                             10,943
       47,600  Loews Corp. - Carolina Group                                3,126
      117,300  Philip Morris International, Inc.  *                        5,986
       50,800  Reynolds American, Inc.  (a)                                2,735
      129,800  UST, Inc.                                                   6,759
                                                                 ---------------
                                                                          32,307
                                                                 ---------------
               Total Consumer Staples                                     36,015
                                                                 ---------------

               ENERGY (11.2%)
               --------------
               INTEGRATED OIL & GAS (8.2%)
       34,700  Chevron Corp.                                               3,337
      115,000  ConocoPhillips                                              9,907
       22,100  Marathon Oil Corp.                                          1,007
       75,300  Murphy Oil Corp.                                            6,803
      148,700  Occidental Petroleum Corp.                                 12,373
                                                                 ---------------
                                                                          33,427
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
       33,950  Encore Acquisition Co.  *                                   1,549
       78,800  EXCO Resources, Inc.  *                                     1,759
       39,700  Parallel Petroleum Corp.  *                                   841
                                                                 ---------------
                                                                           4,149
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (2.0%)
      213,300  El Paso Corp.                                               3,656
      186,300  Spectra Energy Corp.                                        4,601
                                                                 ---------------
                                                                           8,257
                                                                 ---------------
               Total Energy                                               45,833
                                                                 ---------------

               FINANCIALS (18.1%)
               ------------------
               CONSUMER FINANCE (4.0%)
      121,400  American Express Co.                                        5,830
       63,900  Capital One Financial Corp.                                 3,387
      392,800  SLM Corp.  *                                                7,278
                                                                 ---------------
                                                                          16,495
                                                                 ---------------
               DIVERSIFIED BANKS (1.1%)
      153,800  Wells Fargo & Co.                                           4,576
                                                                 ---------------
               INSURANCE BROKERS (0.6%)
       68,700  Willis Group Holdings Ltd.                                  2,387
                                                                 ---------------
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (2.4%)
      131,400  American International Group, Inc.                 $        6,071
       49,600  Hartford Financial Services Group, Inc.                     3,535
                                                                 ---------------
                                                                           9,606
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
      173,159  Bank of America Corp.                                       6,500
      172,500  Citigroup, Inc.                                             4,359
       98,100  JPMorgan Chase & Co.                                        4,675
                                                                 ---------------
                                                                          15,534
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (2.5%)
       92,500  Allstate Corp.                                              4,658
       60,000  Axis Capital Holdings Ltd.                                  2,035
       49,900  Stewart Information Services Corp.                          1,222
       67,800  XL Capital Ltd. "A"                                         2,365
                                                                 ---------------
                                                                          10,280
                                                                 ---------------
               REGIONAL BANKS (0.6%)
       26,900  Bank of Hawaii Corp.                                        1,475
       17,618  Cullen/Frost Bankers, Inc.                                    983
                                                                 ---------------
                                                                           2,458
                                                                 ---------------
               REITS - INDUSTRIAL (0.6%)
       84,600  First Industrial Realty Trust, Inc.                         2,556
                                                                 ---------------
               REITS - MORTGAGE (1.0%)
      249,500  Annaly Capital Management, Inc.                             4,182
                                                                 ---------------
               SPECIALIZED FINANCE (0.2%)
       58,300  CIT Group, Inc.                                               635
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.3%)
       59,600  New York Community Bancorp, Inc.                            1,112
      156,380  People's United Financial, Inc.                             2,654
      123,100  Washington Mutual, Inc.  (a)                                1,513
                                                                 ---------------
                                                                           5,279
                                                                 ---------------
               Total Financials                                           73,988
                                                                 ---------------

               HEALTH CARE (11.3%)
               -------------------
               HEALTH CARE EQUIPMENT (1.8%)
       97,100  Baxter International, Inc.                                  6,051
       59,800  Hill-Rom Holdings, Inc.                                     1,503
                                                                 ---------------
                                                                           7,554
                                                                 ---------------
               HEALTH CARE SERVICES (1.0%)
      100,800  Omnicare, Inc.                                              2,051
       41,300  Quest Diagnostics, Inc.                                     2,073
                                                                 ---------------
                                                                           4,124
                                                                 ---------------
               MANAGED HEALTH CARE (3.7%)
       34,800  CIGNA Corp.                                                 1,486
       63,700  Coventry Health Care, Inc.  *                               2,849
      145,000  UnitedHealth Group, Inc.                                    4,731
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
      125,500  WellPoint, Inc.  *                                $         6,244
                                                                 ---------------
                                                                          15,310
                                                                 ---------------
               PHARMACEUTICALS (4.8%)
      241,300  Bristol-Myers Squibb Co.                                    5,301
       29,900  Johnson & Johnson                                           2,006
      336,100  Pfizer, Inc.                                                6,759
      123,600  Wyeth                                                       5,497
                                                                 ---------------
                                                                          19,563
                                                                 ---------------
               Total Health Care                                          46,551
                                                                 ---------------

               INDUSTRIALS (15.6%)
               -------------------
               AEROSPACE & DEFENSE (4.9%)
       51,000  Goodrich Corp.                                              3,476
      130,800  Honeywell International, Inc.                               7,770
       78,900  L-3 Communications Holdings, Inc.                           8,793
                                                                 ---------------
                                                                          20,039
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
       81,500  Insituform Technologies, Inc. "A"  *                        1,379
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
       43,400  Terex Corp.  *                                              3,024
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
       99,900  Emerson Electric Co.                                        5,221
       51,300  Regal-Beloit Corp.                                          1,903
                                                                 ---------------
                                                                           7,124
                                                                 ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
       74,800  Korn/Ferry International  *                                 1,396
                                                                 ---------------
               INDUSTRIAL MACHINERY (3.7%)
       59,600  Briggs & Stratton Corp.  (a)                                  907
        6,800  Flowserve Corp.                                               844
       11,400  Harsco Corp.                                                  676
      157,900  Illinois Tool Works, Inc.                                   8,257
       35,900  ITT Corp.                                                   2,298
       42,800  Kaydon Corp.                                                2,241
                                                                 ---------------
                                                                          15,223
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (1.6%)
       65,600  Avery Dennison Corp.                                        3,161
       92,600  Pitney Bowes, Inc.                                          3,344
                                                                 ---------------
                                                                           6,505
                                                                 ---------------
               RAILROADS (1.4%)
       55,800  Burlington Northern Santa Fe Corp.                          5,722
                                                                 ---------------
               TRUCKING (0.9%)
       52,100  Ryder System, Inc.                                          3,567
                                                                 ---------------
               Total Industrials                                          63,979
                                                                 ---------------
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (7.1%)
               -----------------------------
               APPLICATION SOFTWARE (0.5%)
      219,200  Mentor Graphics Corp.  *                          $         2,208
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.0%)
      143,200  Nokia Corp. ADR                                             4,306
                                                                 ---------------
               COMPUTER HARDWARE (1.4%)
       54,600  Diebold, Inc.                                               2,140
       30,700  International Business Machines Corp.                       3,706
                                                                 ---------------
                                                                           5,846
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
       61,300  Computer Sciences Corp.  *                                  2,672
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
       61,300  Littelfuse, Inc.  *                                         2,253
      242,400  Vishay Intertechnology, Inc.  *                             2,291
                                                                 ---------------
                                                                           4,544
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       75,300  Mercury Computer Systems, Inc.  *                             604
       75,600  Plexus Corp.  *                                             1,821
                                                                 ---------------
                                                                           2,425
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.6%)
       61,000  Maximus, Inc.                                               2,313
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (1.2%)
      143,200  Applied Materials, Inc.                                     2,672
      197,400  Brooks Automation, Inc.  *                                  2,045
                                                                 ---------------
                                                                           4,717
                                                                 ---------------
               Total Information Technology                               29,031
                                                                 ---------------

               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.4%)
       24,600  Century Aluminum Co.  *                                     1,704
                                                                 ---------------
               DIVERSIFIED CHEMICALS (1.4%)
      113,700  E.I. du Pont de Nemours & Co.                               5,561
                                                                 ---------------
               SPECIALTY CHEMICALS (0.5%)
      278,000  Polyone Corp.  *                                            2,052
                                                                 ---------------
               Total Materials                                             9,317
                                                                 ---------------

               TELECOMMUNICATION SERVICES (4.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.1%)
      207,330  AT&T, Inc.                                                  8,026
      230,100  Verizon Communications, Inc.                                8,854
                                                                 ---------------
                                                                          16,880
                                                                 ---------------
               Total Telecommunication Services                           16,880
                                                                 ---------------
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               UTILITIES (6.6%)
               ----------------
               ELECTRIC UTILITIES (3.2%)
      185,500  Duke Energy Corp.                                 $         3,396
       68,300  Entergy Corp.                                               7,845
       60,300  Pinnacle West Capital Corp.                                 2,047
                                                                 ---------------
                                                                          13,288
                                                                 ---------------
               MULTI-UTILITIES (3.4%)
      142,300  CenterPoint Energy, Inc.                                    2,166
      129,300  Dominion Resources, Inc.                                    5,610
       97,850  MDU Resources Group, Inc.                                   2,825
      150,400  Xcel Energy, Inc.                                           3,128
                                                                 ---------------
                                                                          13,729
                                                                 ---------------
               Total Utilities                                            27,017
                                                                 ---------------
               Total Common Stocks (cost: $370,763)                      398,872
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (2.6%)

               MONEY MARKET FUNDS (2.6%)
   10,461,741  SSgA Prime Money Market Fund, 2.94% (b)
               (cost:  $10,462)                                           10,462
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.1%)

               MONEY MARKET FUNDS (1.4%)
      807,832  AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 2.82%(b)                                           808
    5,105,176  Merrill Lynch Premier Institutional Fund, 3.00%(b)          5,105
                                                                 ---------------
               Total Money Market Funds                                    5,913
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
-------------

               REPURCHASE AGREEMENTS (1.7%)
$       6,000  Credit Suisse First Boston LLC, 1.98%, acquired
                  on 4/30/2008 and due 5/01/2008 at $6,000
                  (collateralized by $6,180 of Farmer Mac(c),
                  2.07%(d), due 10/08/2008; market value $6,123)           6,000
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
$       1,000  Deutsche Bank Securities, Inc., 1.97%, acquired
                 on 4/30/2008 and due 5/01/2008 at $1,000
                 (collateralized by $955 of Federal Home Loan
                 Bank(c), 5.00%, due 12/08/2017; market value
                 $1,021)                                                 $ 1,000
                                                                 ---------------
               Total Repurchase Agreements                                 7,000
                                                                 ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $12,913)                                            12,913
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $394,138)                $       422,247
                                                                 ===============
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
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USAA VALUE FUND
APRIL 30, 2008 (UNAUDITED)


C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $12,265,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $74,477,000 and $46,368,000, respectively, resulting in net unrealized appreciation of $28,109,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $409,383,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR            American  depositary  receipts are receipts issued by a U.S. bank evidencing  ownership of foreign  shares.  Dividends  are paid in
               U.S. dollars.
REIT           Real estate investment trust


SPECIFIC NOTES
(a)  The security or a portion thereof was out on loan as of April 30, 2008.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.